Average Annual Total Returns - VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF 1 Year	VictoryShares US 500 Enhanced Volatility Wtd ETF 5 Years	VictoryShares US 500 Enhanced Volatility Wtd ETF Life of Fund		VictoryShares US 500 Enhanced Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares US 500 Enhanced Volatility Wtd ETF After Taxes on Distributions 5 Years	VictoryShares US 500 Enhanced Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares US 500 Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares US 500 Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	VictoryShares US 500 Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) Life of Fund		Nasdaq Victory US Large Cap 500 Long/Cash Vol.Wtd Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Large Cap 500 Long/Cash Vol.Wtd Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Nasdaq Victory US Large Cap 500 Long/Cash Vol.Wtd Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	21.66%	9.13%	9.16%	[1]	21.21%	8.77%	8.81%	[1]	13.10%	7.17%	7.22%	[1]	31.49%	11.70%	11.63%	[1]	22.16%	9.56%	9.61%	[1]

[1]	Inception date is July 2, 2014.